RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related party transactions and balances

	As of December 31,
	2020	2021
Zhejiang Jieying（[1]）	$690	$—
Renren and its subsidiaries	15	—
Amounts due from related parties	$705	$—

(1)	The balances mainly consisted of advanced funds provided to the related party to finance daily operations. After the reverse acquisition, KAH was consolidated to the Company and not a related party as of December 31, 2021, the intercompany balances were eliminated to nil as of December 31, 2021.

	As of December 31,
	2020	2021
Renren and its subsidiaries(1)	$—	$3,943
Beijing Haitaoche	10	—
Amounts due to related parties	$10	$3,943

(1)	The balance mainly represented the advance fund provided by Renren and its subsidiaries to finance the Group’s daily operations.